Leases - Schedule of Lease Liabilities Non-current and Current (Details) € in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Non-current
Lease liability	€ 155		€ 9,958
Current
Lease liability (note 22)	118		827
Balance at period end	€ 273	$ 229,359	€ 10,785	€ 8,322